Significant Events and Transactions (Details) $ / shares in Units, € in Thousands				1 Months Ended		6 Months Ended
	May 28, 2026 shares	May 08, 2026 shares	Apr. 09, 2026 $ / shares shares	May 31, 2026 $ / shares shares	Apr. 30, 2026 EUR (€)	Jun. 30, 2026 EUR (€) shares	Jun. 30, 2026 USD ($) shares	Dec. 31, 2025 EUR (€)
Significant Events and Transactions [Line Items]
Consideration paid (received)					€ 12,500
Total consideration					€ 12,557
Cancellation warrants						€ 742,924
Warrants remained outstanding						€ 1,084,360
Warrants relating to shareholder loans were exercised | shares			5,172,045			5,172,045	5,172,045
Total number of shares issued | shares						40,859
Cash proceeds						€ 470
Warrant liability						€ 11,396		€ 54,809
Aggregate of ordinary shares | shares				11,324,000
Aggregate of ordinary shares price (in Dollars per share) | $ / shares				$ 1
Investors exercised shares | shares	9,324,000	9,324,000
Ordinary shares remain outstanding | shares						2,000,000	2,000,000
Gross proceeds from exercise of subscription rights (in Dollars)						€ 7,947	$ 9,324
Partial payment						€ 4,245	$ 5,000,000
Ordinary shares issued | shares						5,172,045	5,172,045
Other warrant liability						€ 5,172
Bottom of range [member]
Significant Events and Transactions [Line Items]
Reduction of the exercise price | $ / shares			$ 1
Top of range [member]
Significant Events and Transactions [Line Items]
Reduction of the exercise price | $ / shares			$ 6.2